Total interest bearing deposits (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Deposit Liabilities [Line Items]
Deposits Savings Deposits	$ 6,839,126	$ 6,694,014
Deposits Negotiable Order Of Withdrawal N O W Money Market Account And Other Demand Deposits	5,637,985	5,601,261
Total savings, NOW, money market and other interest bearing demand deposits	12,477,111	12,295,275
Time Deposits Abstract
Time Deposits Less Than 100000	5,101,711	5,666,973
Time Deposits 100000 Or More	3,209,641	3,243,736
Total certificates of deposit	8,311,352	8,910,709
Total interest bearing deposits	$ 20,788,463	$ 21,205,984